INTANGIBLE ASSETS - Changes in Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in intangible assets
Balance at beginning of year	$ 16,927
Balance at end of year	87,879	$ 16,927
Intangible assets	87,879	16,927
Cost
Reconciliation of changes in intangible assets
Balance at beginning of year	16,927
Balance at end of year	87,879	16,927
Intangible assets	87,879	16,927
R&D assets | Cost
Reconciliation of changes in intangible assets
Balance at beginning of year	5,355	5,320
Additions during the year	402	35
Amortization charges	(50)
Balance at end of year	5,707	5,355	$ 5,320
Intangible assets	5,707	5,355	5,320
Commercialization Assets [Member] | Cost
Reconciliation of changes in intangible assets
Balance at beginning of year	11,572
Additions during the year		77,585	11,788
Amortization charges	(6,985)	(216)
Balance at end of year	82,172	11,572
Intangible assets	$ 82,172	$ 11,572